Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Entity Central Index Key	0001843974
Document Type	N-CSRS
Entity Registrant Name	Destiny Tech100 Inc.
Document Period End Date	Jun. 30, 2025
Amendment Flag	false